Finance income and expense (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Finance income and expense
Other finance income	€ 3	€ 3	€ 0
Net foreign exchange gain	20	0	0
Finance income	23	3	0
Interest on convertible bonds	(49)	(19)	(11)
Interest on senior notes	11	0	0
Interest on lease liabilities	(5)	(2)	(1)
Other interest expense	(6)	(5)	(1)
Other finance expense	(4)	(4)	(3)
Finance expense	€ (75)	€ (30)	€ (16)